Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
Schedule of Fair Value of Stock Options Valuation Assumptions

The fair value for the Company’s stock options granted to employees and directors was estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions:

	Six months ended June 30,	Six months ended June 30,
	2017	2016

Dividend yield	0%	0%
Risk-free interest rate	1.42%	1.17%
Expected term (in years)	4.19	4.5
Volatility	80.39%	76.13%
Forfeiture rate	0%	10%